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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number ___811-04804________________________

The Elite Group of Mutual Funds

(Exact name of registrant as specified in charter)

1325 4th Avenue, Suite 1744 Seattle, Washington	98101
(Address of principal executive offices)	(Zip code)

Richard S. McCormick

McCormick Capital Management    1325 4th Avenue, Suite 1744       Seattle, WA 98101

(Name and address of agent for service)

Registrant's telephone number, including area code:  (206) 624-5863

Date of fiscal year end:         September 30, 2010

Date of reporting period:       March 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

THE
ELITE
GROUP OF MUTUAL FUNDS ________________________________________________________________

SEMI-ANNUAL REPORT

FINANCIAL STATEMENTS
(Unaudited)

MARCH 31, 2010

PORTFOLIO OF INVESTMENTS
The Elite Growth & Income Fund
March 31, 2010
(unaudited)

Shares		Market Value
	Common Stock 78.3%

	Basic Industries 11.3%
100,000	i-Shares Silver Trust	$1,714,000
45,000	Market Vector Jr. Gold Mining	1,157,400
15,000	SPDR Gold Trust	1,634,250
30,000	Yamana Gold Inc.	295,500
	Total Basic Industries	4,801,150

	Business Services 9.4%
40,000	Aecom Technology Corp (b)	1,134,800
28,000	Alliance Data Systems Corp (a) (b)	1,791,720
500	Mastercard Inc. Cl-A (b)	127,000
60,000	Neutral Tandem Inc. (a) (b)	958,800
	Total Business Services	4,012,320

	Capital/Industrial Goods & Services 4.0%
140,000	STEC Inc.	1,677,200
	Total Capital/Industrial Goods & Services	1,677,200

	Consumer Goods & Services 5.8%
14,000	Apollo Group Inc. Cl-A (b)	858,060
1,000	Apple Inc.	234,930
12,000	ITT Educational Services Inc. (a)	1,349,760
	Total Consumer Goods & Services	2,442,750

	Energy 12.1%
20,000	Chesapeake Energy Corp	472,800
15,000	Chevron Corp.	1,137,450
30,000	Devon Energy Corp	1,932,900
18,000	Diamond Offshore Drilling Inc. (b)	1,598,580
	Total Energy	5,141,730

	Insurance 11.5%
60,000	Hartford Finl. Service Grp. Inc. (a)	1,705,200
50,000	Lincoln National Corp	1,535,000
150,000	Seabright Insurance Hldgs Inc.	1,651,500
	Total Insurance	4,891,700

	Health Care Goods & Services 18.4%
40,000	Abbott Laboratories Inc.	2,107,200
2,350,000	Antigenics Inc.	1,707,745
30,000	Forest Labs Inc.	940,800
40,000	Genzyme Corp	2,073,200
40,000	Myriad Genetics Inc. (a)	962,000
	Total Health Care Goods & Services	7,790,945

	Utility 5.8%
60,000	AT&T Inc.	1,550,400
120,000	Frontier Communications Co	892,800
	Total Utility	2,443,200

	Total Value of Common Stock (Cost $ 31,200,529)	$33,200,995

Shares			Market Value

Contracts	Put Options Purchased 1.0%
200	Cummins Inc 6/21/10 $60		$66,000
200	F5 Networks Inc 10/16/10 $70		235,000
200	Starbucks Corp 4/17/10 $30		117,000
	Total Put Options Purchased (Cost $ 586,600)		418,000

	Short-Term Investments 32.5%
3,900,544	Institutional Money Market Trust 0.17%(c ) (d)		3,900,544
1,858,117	PNC Bank Money Market 0.05% (d)		1,858,117
8,000,000	US Treasury Bill 0.18% Due 7/8/2010 (d)		7,996,952
	Total Value Of Short-Term Investments (Cost $ 13,756,265)		13,755,613

	Total Investments in Securities (Cost $ 45,543,394)	111.8%	47,374,608

	Liabilities in excess of other assets	-11.8%	(4,984,863)

	Net Assets	100.0%	$42,389,745

	At March 31, 2010, unrealized appreciation of securities, including written options, for Federal Income Tax purposes based on cost of $ 45,035,406, is as follows:

	Unrealized appreciation		$3,867,665
	Unrealized depreciation		(2,140,876)
	Net unrealized appreciation		$1,726,789

	Schedule of Call Options Written
Contracts	March 31, 2010
200	Alliance Data Sys Corp 6/19/10 $65		$(63,000)
600	Hartford Financial Svc Gp 9/18/10 $27		(214,500)
120	ITT Educational Svc 1/22/11 $115		(175,800)
400	Myriad Genetics 1/22/11 $25		(120,000)
600	Neutral Tandum 9/18/10 $20		(37,500)
	Total Call Options Written - (Premiums received $ 506,375) (Note 3)	-1.30%	$(610,800)

	*Non-income producing

	(a) All or a portion of the security is pledged as collateral for options written

	(b) All or a portion of this security was on loan at March 31, 2010. The value of securities on loan at March 31, 2010 was $3,742,828.

	(c) This security was purchased with cash collateral received for securities on loan at March 31, 2010.

	(d) Represents 7 day effective yield as of March 31, 2010.

See Notes to Financial Statements	1

PORTFOLIO OF INVESTMENTS
The Elite Income Fund
March 31, 2010
(unaudited)

	Bonds 91.8%

Par Value	U.S. Government/Agencies Notes and Bonds 15.5%	Maturity	Coupon		Market Value
$150,000	HUD (Housing Urban Development)	08/01/11	4.440%		$157,147
220,000	U.S. Treasury Note	09/30/11	1.000%		220,885
200,000	Fannie Mae	01/12/12	0.875%		199,214
650,000	Fannie Mae	04/20/12	1.875%		658,437
181,000	Tenn Valley Authority	05/23/12	6.790%		201,753
250,000	Tenn Valley Authority	08/01/13	4.750%		271,640
200,000	U.S. Treasury Note	10/31/13	2.750%		205,797
150,000	U.S. Treasury Note	03/31/14	1.750%		147,750
200,000	U.S. Treasury Note	01/15/16	2.000%		212,188
146,290	Fannie Mae	03/01/22	5.000%		154,515
325,000	U.S. Treasury Note	08/15/23	6.250%		390,559
20,000	U.S. Treasury Note	02/15/26	6.000%		23,587
300,000	Fannie Mae	10/25/32	5.500%		319,683
	Total U.S. Government/Agencies Notes and Bonds				3,163,155

	Securitized /Asset Backed Bonds 10.5%
108,784	Peco Energy Transition Trust 2001 - A Class A1	12/31/10	6.520%		111,548
250,000	Manitoba Province	02/15/12	5.000%		267,768
330,000	BMW Vehicle Lease Trust	03/05/12	2.910%		336,155
100,000	Ontario Province	07/17/12	5.125%		108,039
150,000	Ontario Province	11/19/12	1.875%		150,961
350,000	Ontario Province	02/05/15	2.950%		350,932
25,419	GNMA (552372)	02/15/17	6.000%		27,451
26,566	GNMA (577742)	09/15/17	5.500%		28,545
131,000	Freddie Mac (2962 YE)	09/15/18	4.500%		138,279
93,865	GNMA (605079)	03/15/19	4.000%		97,314
73,344	Freddie Mac (FHR 1963 Z)	01/15/27	7.500%		80,014
84,704	Freddie Mac (FHR 2656 BD)	04/15/28	5.000%		86,310
110,482	Fannie Mae (633012)	02/01/32	7.000%		124,119
131,119	Fannie Mae (2002-93 A1)	03/25/32	6.500%		140,947
87,451	GNMA (G2SF Pool 3556)	05/20/34	5.500%		93,045
	Total Securitized /Asset Backed Bonds				2,141,427

	Corporate Bonds Industrial - Basic 1.4%
100,000	Freeport MC C&G	04/01/17	8.375%		111,250
150,000	Barrick Gold Corp.	04/01/19	6.950%		171,630
	Total Corporate Bonds Industrial - Basic				282,880

	Corporate Bonds Industrial - Capital Goods 1.0%
200,000	Ball Corp.	09/01/16	7.125%		212,500
	Total Corporate Bonds Industrial - Capital Goods				212,500

	Corporate Bonds Industrial - Communications 2.7%
205,000	CMCSA Tele Comm. Inc.	08/01/13	7.875%		233,628
150,000	Nextel Communications	10/31/13	6.875%		146,250
150,000	GTE Corp.	04/15/18	6.840%		165,629
	Total Corporate Bonds Industrial - Communications				545,507

	Corporate Bonds Industrial - Consumer Cyclical 2.7%
125,000	Interpublic Group Co. Inc.	11/15/14	6.250%		125,782
150,000	Hanesbrands Inc.	12/15/16	8.000%		155,250
250,000	Pepsiamericas Inc.	05/15/17	5.000%		262,817
	Total Corporate Bonds Industrial - Consumer Cyclical				543,849

	Corporate Bonds Industrial - Consumer Non-Cyclical 9.3%
400,000	Reynolds American Inc.	06/15/11	0.957%	(a)	398,348
300,000	Reynolds American Inc.	06/01/12	7.250%		327,740
150,000	Reynolds American Inc.	06/01/13	7.250%		166,794
150,000	Altria Group Inc.	11/10/13	8.500%		175,333
150,000	McKesson Corp.	02/15/14	6.500%		167,540
150,000	Domtar Corp.	06/01/17	10.750%		182,250
390,000	Altria Group Inc.	11/10/18	9.700%		479,555
	Total Corporate Bonds Industrial - Consumer Non-Cyclical				1,897,560

	Corporate Bonds Industrial - Energy 5.4%
250,000	Xcel Energy Inc.	12/01/10	7.000%		259,856
300,000	Valero Logistics Co.	07/15/12	6.875%		325,207
200,000	NRG Energy Inc.	02/01/16	7.375%		198,500
300,000	Petrobras International Fin. Co.	03/01/18	5.875%		313,304
	Total Corporate Bonds Industrial - Energy				1,096,867

	Corporate Bonds Industrial - Transportation 1.9%
400,000	BNSF Funding Trust	12/15/55	6.613%	(b)	388,500
	Total Corporate Bonds Industrial - Transportation				388,500

	Corporate Bonds Industrial - Technology 3.3%
250,000	Xerox Corp.	08/15/11	6.875%		265,464
300,000	Xerox Corp.	06/15/13	7.625%		307,747
100,000	Xerox Capital Trust	02/01/27	8.000%		98,110
	Total Corporate Bonds Industrial - Technology				671,321

See Notes to Financial Statements	2

PORTFOLIO OF INVESTMENTS
The Elite Income Fund
March 31, 2010
(unaudited)

Par Value	Corporate Bonds Utilities - Electric 14.5%	Maturity	Coupon		Market Value
$100,000	Entergy Louisiana LLC	11/01/10	5.830%		$100,235
450,000	Sierra Pacific Power Co.	04/15/12	6.250%		480,591
450,000	Oncor Electric Delivery Co.	05/01/12	6.375%		486,615
115,000	Centerpoint Energy Houston	03/15/13	5.700%		124,762
100,000	Central Illinois Light Co.	12/15/13	8.875%		117,209
455,000	Ameren Corp.	05/15/14	8.875%		525,002
120,000	AEP Texas Central Transition Funding	07/01/15	5.090%		131,975
400,000	Nisource Financial Corp.	03/15/16	10.750%		508,458
200,000	Commonwealth Edison Co.	03/15/18	5.800%		216,321
100,000	Centerpoint Energy Houston	07/01/23	5.600%		99,225
100,000	Northern St. Power - MN	07/01/25	7.125%		117,370
50,000	AES Corp.	03/01/14	7.750%		51,125
	Total Corporate Bonds Utilities - Electric				2,958,888

	Corporate Bonds Utilities - Natural Gas 6.6%
200,000	Kaneb Pipeline	06/01/13	5.875%		213,895
250,000	Energy Transfer Partners Co	07/01/13	6.000%		270,253
250,000	Enterprise Products	01/31/14	9.750%		303,574
300,000	TGT Pipeline LLC	06/01/18	5.200%		294,514
260,000	Enterprise Products	08/01/66	8.375%	(b)	263,900
	Total Corporate Bonds Utilities - Natural Gas				1,346,136

	Corporate Bonds Finance - Banking 9.3%
175,000	Wells Fargo Co	10/29/10	3.980%		178,297
162,000	PNC Funding Corp.	06/22/11	1.875%		163,884
115,000	State Street Corp.	04/30/12	2.150%		117,211
500,000	Household Finance Corp.	11/27/12	6.375%		547,600
250,000	Wachovia Corp.	08/01/13	5.700%		273,779
200,000	Zions Bancorp	09/23/14	7.750%		201,724
200,000	Citigroup Inc.	10/15/14	5.500%		206,981
300,000	Bank of America Corp.	12/18/28	1.261%	(a)	206,304
	Total Corporate Bonds Finance - Banking				1,895,780

	Corporate Bonds Finance - Misc. Finance 3.6%
124,000	General Electric Capital Corp.	02/01/11	0.699%	(a)	124,475
250,000	International Lease Finance	02/01/11	4.950%		250,188
150,000	KFW	06/15/12	2.150%		150,504
200,000	InterAmerica Development Bank	10/22/12	1.750%		201,205
	Total Corporate Bonds Finance - Misc. Finance				726,372

	Corporate Bonds Finance - Insurance 0.5%
100,000	C.N.A. Financial Corp.	08/15/12	8.375%		107,494
	Total Corporate Bonds Finance - Insurance				107,494

	Corporate Bonds Finance - REIT's 3.8%
500,000	Trustreet Properties Inc.	04/01/15	7.500%		515,222
250,000	Boston Properties LP	06/01/15	5.000%		256,223
	Total Corporate Bonds Finance - REIT's				771,445

	Total Value of Bonds (Cost $18,265,422)				18,749,681

Shares	Common Stock 5.3%
15,000	AT&T Inc.				387,600
3,200	Diamond Offshore Drilling Inc.				284,192
2,500	Merck & Co. Inc.				93,375
30,000	Frontier Communications Corp.				223,200
5,000	Pfizer Inc.				85,750
	Total Common Stock (Cost $1,057,629)				1,074,117

	Short Term Investments 1.4%
295,202	PNC Bank Money Market 0.050%			(c)	295,202
	Total Short Term Investments (Cost $295,202)				295,202

	Total Investments (Cost $19,618,253)	98.5%			20,119,000
	Other Assets Less Liabilities	1.5%			316,004
	NET ASSETS	100.0%			20,435,004

At March 31, 2010, unrealized appreciation of securities for Federal Income Tax purposes based on tax cost of $19,618,097 is:

Gross unrealized appreciation	$648,451
Gross unrealized depreciation	(147,704)
Net unrealized appreciation	$500,747

(a) Variable rate security; Interst rate shown is the rate in effect as of March 31, 2010.

(b)  Security is a fixed-to-floating coupon bond.  The coupon shown is the fixed coupon in effect at March 31, 2010.  The fixed coupon will convert to a floating coupon at a predetermined date.  At that date the coupon increases to LIBOR plus a predetermined margin.

(c) Represents 7 day effective yield as of March 31, 2010.

See Notes to Financial Statements	3

THE ELITE GROUP OF MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2010 (Unaudited)

	The Elite
	Growth &	The Elite
	Income Fund	Income Fund
ASSETS
Investments in securities, at value (Cost $45,543,394 and $19,618,253, respectively) (Notes 2A and 3)	$47,374,608	$20,119,000
Receivables
Interest	50	258,557
Dividends	16,700	950
Fund Shares Sold	-	76,812
Interest from Securities Lending	10,649	102
Total Assets	47,402,007	20,455,421

LIABILITIES
Payable upon return of securities on loan	3,900,544	-
Call Options written, at value (Proceeds $506,375 and $0 respectively)	610,800	-
Payables:
Investment management fees	36,316	11,958
Fund shares redeemed	-	592
Securities purchased	464,530
Distributions	-	1,664
Accrued expenses	72	6,203
Total Liabilities	5,012,262	20,417

NET ASSETS
The Elite Growth & Income Fund –
Applicable to 3,083,506 shares outstanding no par value, unlimited number of shares of beneficial interest	$42,389,745

The Elite Income Fund –
Applicable to 1,956,934 shares outstanding no par value, unlimited number of shares of beneficial interest		$20,435,004

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (net assets / shares outstanding)	$13.75	$10.44

At March 31, 2010, the components of net assets were as follows:
Paid-in capital	$50,923,845	$19,871,410
Undistributed net investment income\(loss)	(43,266)	63,963
Accumulated net realized loss on investments	(10,217,623)	(1,116)
Net unrealized appreciation of investments	1,831,214	500,747
Net unrealized depreciation of options written	(104,425)	-
Net Assets	$42,389,745	$20,435,004

See Notes to Financial Statements	4

THE ELITE GROUP OF MUTUAL FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2010 (Unaudited)

	The Elite
	Growth &	The Elite
	Income Fund	Income Fund
Investment Income
Income:
Interest	$379	$414,431
Dividends	206,584	33,926
Securities lending	214,230	203
Total Income	421,193	448,560

Expenses:
Investment management fee	214,372	66,072
Transfer agent fees	19,734	14,967
Custodian fees	4,905	4,675
Audit fees	15,805	8,106
Trustee fees and expenses	6,493	3,138
Recordkeeping services	28,374	17,223
Shareholder reports	2,474	1,351
Registration fees and other	2,836	2,187
CCO expense	16,312	6,188
Legal fees	13,791	7,200
Insurance	5,743	2,440
Total Expenses	330,839	133,547

Net Investment Income	90,354	315,013

Realized and Unrealized Gain/(Loss) on Investment Securities and Options Contracts
Net realized gain/(loss):
Investment securities	5,109,102	289,238
Expired and closed covered call options written (Note 3)	(1,041,631)	-
Net realized gain on investment securities and option contracts	4,067,471	289,238
Net increase/decrease in unrealized appreciation/depreciation:
Investment securities	(5,566,064)	28,888
Option contracts written	38,934	-
Net change in unrealized appreciation/depreciation of investments and options	(5,527,130)	28,888

Net realized and unrealized gain\(loss) on investment securities and option contracts	(1,459,659)	318,126
Net increase(decrease) in net assets resulting from operations	$(1,369,305)	$633,139

See Notes to Financial Statements	5

THE ELITE GROWTH & INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2010	September
	(Unaudited)	30, 2009
Operations
Net investment income	$90,354	$541,616
Net realized gain\(loss) on investment securities and options contracts	4,067,471	(12,634,803)
Net change in unrealized appreciation/depreciation of investment securities and option contracts	(5,527,130)	14,961,006
Net increase (decrease) in net assets resulting from operations	(1,369,305)	2,867,819

Distributions to Shareholders
Distributions from net investment income ($0.19 and $0.10 per share, respectively)	(595,718)	(349,765)

Capital Share Transactions
Decrease in net assets resulting from capital share transactions (a)	(1,719,905)	(3,634,593)
Total decrease in net assets	(3,684,928)	(1,116,539)

Net Assets
Beginning of period	46,074,673	47,191,212
End of period (Including undistributed net investment income\(loss) of $(43,266) and $462,098 respectively)	$42,389,745	$46,074,673

(a)	Transactions in capital stock were as follows:

	Six Months Ended
	March 31, 2010		Year Ended
	(Unaudited)		September 30, 2009
	Shares	Value	Shares	Value
Shares sold	124,630	$1,693,025	398,060	$3,599,322
Shares issued in reinvestment of distributions	43,343	579,930	38,545	339,966
	167,973	2,272,955	436,605	3,939,288
Shares redeemed	(290,345)	(3,992,860)	(758,837)	(7,573,881)
Net decrease	(122,372)	$(1,719,905)	(322,232)	$(3,634,593)

See Notes to Financial Statements	6

THE ELITE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2010 (Unaudited)	Year Ended September 30, 2009
Operations
Net investment income	$315,013	$639,134
Net realized gain on investment securities	289,238	579,054
Net change in unrealized appreciation of investment securities	28,888	1,168,286
Net increase in net assets resulting from operations	633,139	2,386,474

Distributions to Shareholders
Distributions from net investment income ($0.24 and $0.35 per share, respectively)	(440,611)	(576,975)

Capital Share Transactions
Change in net assets resulting from capital share transactions (a)	3,043,309	178,315
Total increase in net assets	3,235,837	1,987,814

Net Assets
Beginning of period	17,199,167	15,211,353
End of period (Including undistributed net investment income of $15,878 and $189,561, respectively)	$20,435,004	$17,199,167

(a)	Transactions in capital stock were as follows:

	Six Months Ended March 31, 2010 (Unaudited)		Year Ended September 30, 2009
	Shares	Value	Shares	Value
Shares sold	340,464	$3,550,837	432,970	$4,046,498
Shares issued in reinvestment of distributions	41,844	430,976	60,000	562,027
	382,308	3,981,813	492,970	4,608,525
Shares redeemed	(89,940)	(938,504)	(481,494)	(4,430,210)
Net increase	292,368	$3,043,309	11,476	$178,315

See Notes to Financial Statements	7

THE ELITE GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

	Six Months Ended March 31, 2010	Year Ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$14.37	$13.38	$18.78	$19.13	$20.77	$18.90

Income (loss) from investment operations
Net investment income (loss)	0.05	0.16	0.14	(0.03)	0.12	0.06
Net gain (loss) on securities (both realized and unrealized)	(0.48)	0.93	(5.48)	4.01	1.00	3.03
Total from investment operations	(0.43)	1.09	(5.34)	3.98	1.12	3.09

Less Distributions
Dividends from net investment income	(0.19)	(0.10)	(0.06)	(0.03)	(0.14)	(0.02)
Distribution from net realized gains	—	—	—	(4.20)	(2.62)	(1.20)
Distribution from return of capital	—	—	—	(0.10)	—	—
Total distributions	(0.19)	(0.10)	(0.06)	(4.33)	(2.76)	(1.22)

Net asset value, end of period	$13.75	$14.37	$13.38	$18.78	$19.13	$20.77

Total Return	(2.96)%	(8.64)%	(28.52)%	21.03%	5.40%	16.35%

Ratios / Supplemental Data
Net asset value, end of period (in 000’s)	$42,390	$46,075	$47,191	$67,834	$61,800	$59,664
Ratio of expenses to average net assets*	1.54% (1)	1.79%	1.42%	1.35%	1.39%	1.36%
Ratio of net investment income (loss) to average net assets	0.42% (1)	1.54%	0.79%	(0.16)%	0.57%	0.27%

Portfolio Turnover	135.05%	233.44%	277.14%	213.35%	188.52%	143.87%

*
Ratio reflects fees paid through a directed brokerage arrangement for the year ended September 30, 2005.   The expense ratio for 2005 excluding fees paid through the directed brokerage arrangement was 1.35%.

(1)	annualized

See Notes to Financial Statements	8

THE ELITE INCOME FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

	Six Months Ended March 31, 2010		Year Ended September 30,
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value, beginning of period	$10.33		$9.20	$9.73	$9.77	$9.82	$10.12

Income (loss) from investment operations
Net investment income	0.16		0.39	0.42	0.43	0.39	0.31
Net gain (loss) on securities (both realized and unrealized)	0.19		1.09	(0.50)	(0.00)**	(0.02)	(0.20)
Total from investment operations	0.35		1.48	(0.08)	0.43	0.37	0.11

Less Distributions
Dividends from net investment income	(0.24)		(0.35)	(0.45)	(0.47)	(0.42)	(0.41)
Total distributions	(0.24)		(0.35)	(0.45)	(0.47)	(0.42)	(0.41)

Net asset value, end of period	$10.44		$10.33	$9.20	$9.73	$9.77	$9.82

Total Return	3.43%		16.53%	(0.90)%	4.48%	3.87%	1.09%

Ratios / Supplemental Data
Net asset value, end of period (in 000’s)	$20,435		$17,199	$15,211	$18,000	$18,227	$19,363
Ratio of expenses to average net assets*	1.41%	(1)	1.56%	1.24%	1.31%	1.22%	1.15%
Ratio of net investment income to average net assets	3.34%	(1)	4.11%	4.30%	4.44%	4.00%	3.01%

Portfolio Turnover	43.31%		100.35%	105.66%	117.52%	120.00%	93.19%

*
Ratio reflects expenses prior to reimbursement from the manager.   Expense ratios after reimbursement were 1.48%, 1.05%, 1.20%, 1.04% and 1.04% for the years ended September 30, 2009, 2008, 2007, 2006 and 2005 respectively.

**	Represents less than $0.01 per share

(1)	annualized

See Notes to Financial Statements	9

THE ELITE GROUP OF MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2010 (Unaudited)

NOTE 1 – ORGANIZATION

The Elite Growth & Income Fund and The Elite Income Fund (the “Funds”) are two series of shares of beneficial interests of The Elite Group of Mutual Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company.  The Trust was organized in Massachusetts as a business trust on August 8, 1986.  The Trust is authorized to issue an unlimited number of no par shares of beneficial interest of any number of series.  Currently, the Trust has authorized only the two series above.  The Elite Growth & Income Fund's investment objective is to maximize total returns through an aggressive approach to the equity and debt securities markets.  The Elite Income Fund's investment objective is to achieve the highest income return obtainable over the long term commensurate with investments in a diversified portfolio consisting primarily of investment grade debt securities.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP.”)

A.
Security Valuation - Investments in securities traded on a national securities exchange are valued at the last reported sales price.  Securities which are traded over-the-counter are valued at the bid price.  Securities for which reliable quotations are not readily available are valued at their respective fair value as determined in good faith by, or under procedures established by the Board of Trustees.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.

•	Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities.
•	Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
•	Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets and other characteristics particular to the security.  To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used as of March 31, 2010 in valuing the Funds’ investment assets and liabilities, carried at fair value:

The Elite Growth & Income Fund
		Put Options	Short-Term	Total Investment	Liabilities-Call
	Common Stock	Purchased	Investments	Assets at Value	Options Written
Level 1 – Quoted Prices	$33,200,995	$—	$—	$33,200,995	$—
Level 2 – Other Significant Observable Inputs	—	418,000	13,755,613	14,173,613	(610,800)
Level 3 – Significant Unobservable Inputs	—	—	—	—	—
	$33,200,995	$418,000	$13,755,613	$47,374,608	$(610,800)

The Elite Income Fund
			Short-Term	Total Investment
	Bonds	Common Stock	Investments	Assets at Value
Level 1 – Quoted Prices	$—	$1,074,117	$—	$1,074,117
Level 2 – Other Significant Observable Inputs	18,749,681	—	295,202	19,044,883
Level 3 – Significant Unobservable Inputs	—	—	—	—
	$18,749,681	$1,074,117	$295,202	$20,119,000

10

THE ELITE GROUP OF MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

March 31, 2010 (Unaudited)

The Funds may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Funds to gains or losses in excess of the amounts shown on the Statements of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Funds’ independent pricing services and the Funds’ net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

The Elite Growth and Income Fund invested in listed, exchange traded, options, derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities location:

	Derivative type	Fair Value
Assets:
Included in Investments in Securities, at value	Equity contracts – purchased options	$418,000

Liabilities:
Call Options written, at value	Equity contracts – written options	$(610,800)

The following table sets forth the effect of the option contracts on the Statement of Operations for the six months ended March 31, 2010:

Statement of Operations location:
Derivative type	Gains/(Losses)

Equity contracts – purchased options
Net realized gain (loss): investment securities	$-
Net increase/decrease in unrealized appreciation/depreciation – investment securities	$294,041

Equity contracts – written options
Net realized gain (loss): Expired and closed covered call options written	$(1,041,631)
Net increase/decrease in unrealized appreciation/depreciation –
option contracts written	$38,934

B.
Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all their taxable income to their shareholders. Therefore no federal income tax provision is required.

GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  An evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority is required.  Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as:  a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in deferred tax liability; or a combination thereof.  As of March 31, 2010, the Funds have determined that there are no uncertain tax positions or tax liabilities required to be accrued.

The Funds have reviewed all taxable years that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service.  As of March 31, 2010, open taxable years consisted of the taxable years ended September 30, 2005 through September 30, 2009.  No examination of either Fund is currently in progress.

11

THE ELITE GROUP OF MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

March 31, 2010 (Unaudited)

C.
Option Accounting Principles (The Elite Growth & Income Fund) - When the Fund sells an option, an amount equal to the premium received by the Fund is included as an asset and an equivalent liability.  The amount of the liability is marked-to-market to reflect the current market value of the options written.  The current market value of a traded option is the last sale price.  When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished.

If an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium received.  The Elite Growth & Income Fund as a writer of an option may have no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

D.
Cash Equivalent - Consists of investment in PNC Money Market Accounts which, exclusive of securities lending collateral, represent 4.38% and 1.44% of net assets for The Elite Growth & Income Fund and The Elite Income Fund, respectively.  These amounts are reported as short term investments in the Portfolios of Investments.

E.
Other - As is common in the industry, security transactions are accounted for on the trade date.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.  These differences are primarily due to differing treatments for post - October losses, wash losses and amortization of bond premium and discounts.  Interest income and estimated expenses are accrued daily.

F.
Reclassification of Capital Accounts.  GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

G.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

H.
Securities Lending – The Funds may lend portfolio securities to banks and member firms of the New York Stock Exchange that meet capital and other credit requirements or other criteria established by the Board.  These loans may not exceed 33 1/3% of the total asset value of the Funds (including the loan collateral).  The Funds will not lend portfolio securities to its investment advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC.  Loans of portfolio securities will be fully collateralized by cash, Government securities or letters of credit.  Loans of portfolio securities must be secured by collateral at least equal to the market value of the securities loaned.  If the market value of the loaned securities increases over the value of the collateral, the borrower must promptly put up additional collateral; if the market value declines the borrower is entitled to a return of the excess collateral.  Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent.  Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.  Cash collateral received in connection with securities lending is invested in an Institutional Money Market Trust sponsored by PNC Global Investment Servicing, the Funds securities lending agent.  It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned.  Therefore, the value of the collateral held may be temporarily less then that required under the lending contract.

12

THE ELITE GROUP OF MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

March 31, 2010 (Unaudited)

NOTE 3 – PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2010, purchases and sales of securities, other than options and short-term notes were as follows:

	Purchases	Sales
The Elite Growth & Income Fund	$44,424,726	$46,252,401
The Elite Income Fund	$10,725,893	$7,913,084

For The Elite Growth & Income Fund, transactions in covered call options written for the six months ended March 31, 2010 were as follows:

	Number of
	Contracts*	Premiums
Options outstanding on September 30, 2009	4,000	$759,141
Options written	8,720	1,916,380
Options terminated in closing purchase transactions	(9,800)	(1,945,319)
Options exercised	—	—
Options expired	(1,000)	(223,827)
Options outstanding on March 31, 2010	1,920	$506,375

*   Each contract represents 100 shares of common stock

NOTE 4 – INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds retain McCormick Capital Management Inc. as their Investment Manager (“Manager”).  Under an Investment Management Agreement, the Manager furnishes each Fund with investment advice, office space and salaries of non-executive personnel needed by the Funds to provide general office services.  As compensation for its services, the Manager is paid a monthly fee based upon the average daily net assets of each Fund.

For The Elite Growth & Income Fund and The Elite Income Fund the rates are 1% and 7/10 of 1%, respectively, up to $250 million; 3/4 of 1% and 5/8 of 1% over $250 million up to $500 million; and ½ of 1% and ½ of 1% respectively, over $500 million for each Fund.

The Manager may voluntarily reimburse a portion of the operating expenses of a Fund for any period (including management fees, but excluding taxes, interest and brokerage commissions).  Voluntary reimbursements may cease at any time without prior notice and are not subject to recoupment. For the period ended March 31, 2010 there were no voluntary reimbursements or waivers of any operating expenses for either Fund.

The Trust paid the Chief Compliance Officer $22,500 for the six months ended March 31, 2010.

Certain officers of the Trust are officers of the Advisor.

NOTE 5 – CONCENTRATION

Although the funds have a diversified investment portfolio, there are certain credit risks due to the manner in which the portfolio is invested, which may subject the funds more significantly to economic changes occurring in certain industries or sectors.  The Elite Growth & Income Fund has investments in excess of 10% in basic industries, energy, insurance and health care goods & services.  The Elite Income Fund has investments in excess of 10% in U.S. Government/Agency Notes & Bonds, securitized/asset backed bonds and corporate bonds utilities - electric.

13

THE ELITE GROUP OF MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

March 31, 2010 (Unaudited)

NOTE 6 – DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the six months ending March 31, 2010 and the year ended September 30, 2009  were as follows:

	Six Months Ended March 31, 2010 (Unaudited)	Year Ended September 30, 2009
The Elite Growth & Income Fund
Distributions from ordinary income	$595,718	$349,765

The Elite Income Fund
Distributions from ordinary income	$440,611	$576,975

The Elite Growth & Income Fund had a capital loss carryforward of $3,110,409 as of September 30, 2009, of which $917,595 expires in 2016 and $2,192,814 expires in 2017 and is available to offset any future gains, to the extent provided by regulations.

At September 30, 2009, The Elite Growth & Income Fund had deferred capital losses occurring subsequent to October 31, 2008 of $11,020,259.  For tax purposes, such losses will be reflected in the year ending September 30, 2010.

The Elite Income Fund had a capital loss carryforward of $141,578 as of September 30, 2009, of which $6,712 expires in 2015 and $134,866 expires in 2016 and is available to offset any future gains, to the extent provided by regulations.

At September 30, 2009, The Elite Income Fund had deferred capital losses occurring subsequent to October 31, 2008 of $147,739.  For tax purposes, such losses will be reflected in the year ending September 30, 2010.

NOTE 7 – SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  In addition, the Funds are required to disclose the date through which subsequent events have been evaluated.

Management has evaluated events in the preparation of the Funds’ financial statements and has determined there are no events that require recognition or disclosure in the financial statements.

NOTE 8 – CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

NOTE 9 – NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 clarifies existing disclosures and requires additional disclosures regarding fair value measurements.  Effective for interim and annual reporting periods beginning after December 15, 2009, entities will be required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and reasons for those transfers.  Effective for fiscal years beginning after December 15, 2010, and for interim periods within those years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Funds’ financial statement disclosures.

14

THE ELITE GROUP OF MUTUAL FUNDS

March 31, 2010 (Unaudited)

PROXY POLICIES / AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS (Unaudited)

The Elite Group proxy voting policies and the voting record for those proxies are detailed on our web site www.elitefunds.com and are also available on the Securities & Exchange Commission web site www.sec.gov.

Portfolio Holdings:  In addition to our Annual and Semi-Annual report which are dated September 30th and March 31st respectively, we will report to shareholders our security holdings as of June 30th and December 31st.  The June and December reports will also be available on the SEC web site (N-Q) www.sec.gov.  Our security holdings are available on our web site and updated monthly www.elitefunds.com.

15

BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

Overall responsibility for management of the Funds rests with the Board of Trustees.  The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal.  The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations.  The officers have been elected for an annual term.

There were two quarterly Trustee meetings in the period.  All the Trustees had 100% attendance with the exception of Mr. Meisenbach who was unable to attend one meeting.  Because Mr. McCormick and Mr. Meisenbach are the sole owners of the investment advisor, McCormick Capital Management, they do not receive compensation for their duties as Trustee, Chairman of the Board and President (Mr. McCormick) and Trustee, Treasurer and Secretary (Mr. Meisenbach).  The three independent Trustees compensation was $2,000 per meeting or $4,000 per Trustee per meeting. They received a total of $12,000 for the period ending 3/31/10.  The following are the Trustees and Executive of the Funds:

Trustee	Address	Age	Position Held with the Trust	Length of Time Served (Years)
Richard S. McCormick	1325 4th Avenue Suite 1744 Seattle, WA 98101	63	Chairman, Board of Trustees and President	23
John W. Meisenbach	2100 Washington Bldg. Seattle, WA 98101	73	Trustee, Treasurer and Secretary	20
Lee A. Miller	P.O. Box 1882 Vashon Island, WA 98070	79	Trustee	15
John M. Parker	2400 Financial Center Bldg. Seattle, WA 98161	63	Trustee	23
Jack R. Policar	1065 Financial Center Bldg. Seattle, WA 98161	63	Trustee	23

Each Trustee oversees two portfolios of the Trust, including the Funds.  The principal occupations of the Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below. ***

* Richard S. McCormick	President and Chief Executive Officer of the Investment Manager
* John W. Meisenbach	Partner in MCM Financial (Insurance) Director of Costco Wholesale and Expeditors International
Lee A. Miller	Private Investor Vice President of Merrill Lynch & Co. (Retired)
John M. Parker	President of Kennedy Associates, Inc. (Real Estate Advisor)
Jack R. Policar	President and Chief Executive of J. R. Policar, Inc. Certified Public Accounting Firm

*	Trustees deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

***	Additional information about the Trustees is available in the Statement of Additional Information which is available upon request, or ready for viewing on our web site: www.elitefunds.com

16

MUTUAL FUND EXPENSE (Unaudited)

There are several kinds of expenses involved in buying, selling and operating a mutual fund.  These expenses represent costs to shareholders which will reduce the rate of return.  The Elite Funds are “no load” mutual funds which mean there are no commissions, fees or expenses associated with paying sales representatives.  Mutual funds that have sales fees are typically associated with stock brokerage firms, insurance companies, and some types of financial planners.

Although the Elite Group has no sales charges, like all the other funds it does have operating expenses.  In addition to the fees paid to the manager of the fund there are expenses for attorneys, accountants, printing/mailings, transfer agent, custodians, and government registration fees.  The table below is intended to help you understand your ongoing costs (in dollars) of investing in the fund and compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (October 1, 2009 through March 31, 2010).

The first line (“Actual Expense”) of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line (“Hypothetical”) of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

In the Elite Funds there are no transactional costs so please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees associated with other mutual funds.  Therefore, the second line of the table is useful in comparing ongoing costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.
The Elite Growth & Income Fund

	Beginning Account Value 10-01-09	Ending Account Value 03-31-10	Expenses Paid During Period* 10-01-09 to 03-31-10
Actual	$1,000	$970.44	$7.58
Hypothetical (5% return before expenses)	$1,000	$1,017.30	$7.76

The Elite Income Fund

	Beginning Account Value 10-01-09	Ending Account Value 03-31-10	Expenses Paid During Period* 10-01-09 to 03-31-10
Actual	$1,000	$1,034.28	$7.18
Hypothetical (5% return before expenses)	$1,000	$1,017.88	$7.12

* Expenses are equal to the Fund’s annualized expense ratio of 1.54% for The Growth & Income Fund and 1.41% for The Elite Income Fund, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Returns and expenses are adjusted to reflect reimbursement from the manager which reduced the expense to the funds.  These reimbursements may, at the discretion of the manager, stop at any time.

17

INVESTMENT ADVISOR AGREEMENT (Unaudited)

Compensation of the investment manager, based upon each Fund’s daily average net assets, is at the following annual rates:

•	For the Income Fund, 0.70% on the first $250 million, 0.625% on the next $250 million and 0.50% on all above $500 million.
•	For the Growth & Income Fund, 1% on the first $250 million, 0.75% on the next $250 million and 0.50% on all above $500 million.

Unless sooner terminated, the Management Agreement shall continue in effect for successive one-year periods if continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for this purpose.

The Management Agreement is terminable by a Fund at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of the Fund, or by the investment manager. The Management Agreement also terminates automatically in the event of its assignment, as defined in the Investment Company Act of 1940 and the rules thereunder.

The Management Agreement provides that the investment manager shall not be liable for any error of judgment or for any loss suffered by the Funds in connection with the performance of its duties, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the investment manager in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

The Trustees, including a majority of the Independent Trustees, approved the continuation of the Management Agreement at the meeting of the Board of Trustees held December 17, 2009. The Independent Trustees were advised by their counsel of their fiduciary obligations in approving the Management Agreement and the Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Management Agreement and whether the Management Agreement continues to be in the best interests of the Funds and their shareholders. Included with the information provided to assist the Trustees was a description of the services offered to shareholders and of the Investment Manager’s administrative duties, comparative performance and expense data for the Funds, Fund share sales and redemption reports and, financial reports of the Investment Manager. The principal areas reviewed by the Independent Trustees were the nature and quality of the services provided by the investment manager and the reasonableness of the fees charged for those services.

The Independent Trustees, considered the scope and quality of professional research services and other resources providing services for the Funds utilized by the Investment Manager, as well as the Managers capabilities in operational and investment management. The quality of administrative and other services, including the investment manager’s role in coordinating the activities of the Funds’ as well as the depth of the services provided to shareholders by other service providers, were considered. The Independent Trustees also considered the business reputation of the investment manager and its financial resources.

In reviewing the fees payable under the Management Agreement, the Independent Trustees considered the level of total expenses payable by each Fund, and noted that the level of such expenses is within industry standards and the range of the Funds’ competitors. The Trustees, including the Independent Trustees, also determined that the advisory fees to be paid to the investment manager pursuant to the Management Agreement are fair and reasonable to each Fund and its shareholders. The Independent Trustees considered any fall-out benefits to the Adviser from managing the Funds.

In approving the Management Agreement, the Independent Trustees reached the following conclusions: (1) based on the performance of the Funds and the effectiveness of the Funds in achieving their objectives, they believe the Investment Manager has provided high quality services; (2) the Investment Manager has the financial resources and personnel to continue to provide quality services to the Funds; (3) the management fees paid by the Funds are reasonable and the total expenses of the Funds are reasonable; and (4) the continuation of the Agreement is in the best interests of the Funds and the shareholders. The Independent Trustees also considered the profitability of the Adviser with regards to its management of the Funds, concluding that the Adviser's profitability was not excessive given the quality of services provided by the Adviser and the investment performance of the Funds. The Independent Trustees further determined that, based on the Funds' asset levels, it would not be relevant at this time to consider the extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. No single factor was considered in isolation or to be determinative to the decision of the Independent Trustees to approve the Management Agreement. Rather the Independent Trustees concluded, in light of a weighing and balancing of all factors considered that the Management Agreement was in the best interest of each Fund.

18

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Elite Group of Mutual Funds

By (Signature and Title)*		/s/ Richard S. McCormick
Richard S. McCormick, President

Date	May 14, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Richard S. McCormick
Richard S. McCormick, President

Date	May 14, 2010

By (Signature and Title)*		/s/ John W. Meisenbach
John W. Meisenbach, Treasurer

Date	May 14, 2010

* Print the name and title of each signing officer under his or her signature.